Bank Loans - Summary of Loan Principal Due (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Secured Longterm Debt Current And Noncurrent [Abstract]
2022	¥ 1,973,392	$ 309,668
2023	551,390	86,525
2024	1,160,896	182,170
2025	1,126,985	176,849
2026 and thereafter	747,736	117,336
Loan principal due	¥ 5,560,399	$ 872,548